Income Taxes - Reconciliation of Beginning and Ending Amount of Unrecognized Income Tax Benefits (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Mar. 02, 2013	Mar. 03, 2012	Feb. 26, 2011
Income Tax Contingency [Line Items]
Unrecognized income tax benefits, Beginning balance	$ 146	$ 164	$ 161
Increase for income tax positions of prior years	9	15	8
Increase for income tax positions of current year	2
Settlement of tax positions	(152)	(8)	(2)
Expiration of statute of limitations		(24)
Other	24	(1)	(3)
Unrecognized income tax benefits, Ending balance	$ 29	$ 146	$ 164